Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 6	SFr (7)	SFr 85
Proceeds from transfer of assets	3,401	3,525	9,209
Cash received on interests that continue to be held	49	42	52
Cash flows between transferee and transferor non cash proceeds from new transfers	512	180	161
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(2)	70	32
Proceeds from transfer of assets	7,534	37,048	23,358
Purchases of previously transferred financial assets or their underlying collateral	0	(1,604)	0
Servicing fees	24	2	2
Cash received on interests that continue to be held	675	1,088	864
Cash flows between transferee and transferor non cash proceeds from new transfers	1,081	3,072	3,030
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	16	65	105
Proceeds from transfer of assets	6,740	12,129	9,564
Purchases of previously transferred financial assets or their underlying collateral	(1,479)	(1,323)	(1,606)
Servicing fees	192	165	148
Cash received on interests that continue to be held	153	14	17
Cash flows between transferee and transferor non cash proceeds from new transfers	168	54	9
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	6	(7)	85
Proceeds from transfer of assets	3,401	3,525	9,209
Cash received on interests that continue to be held	49	42	52
Cash flows between transferee and transferor non cash proceeds from new transfers	512	180	161
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(2)	70	32
Proceeds from transfer of assets	7,534	37,048	23,358
Purchases of previously transferred financial assets or their underlying collateral	0	(1,604)	0
Servicing fees	24	2	2
Cash received on interests that continue to be held	675	1,088	864
Cash flows between transferee and transferor non cash proceeds from new transfers	1,081	3,072	3,030
Bank | Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	16	65	105
Proceeds from transfer of assets	6,740	12,129	9,564
Purchases of previously transferred financial assets or their underlying collateral	(1,479)	(1,323)	(1,606)
Servicing fees	192	165	148
Cash received on interests that continue to be held	153	14	17
Cash flows between transferee and transferor non cash proceeds from new transfers	SFr 168	SFr 54	SFr 9